Statement of Stockholders Equity - 6 months ended Jun. 30, 2015 - EUR (€) € in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Beginning Balance at Dec. 31, 2014	€ 3,282	€ 57,344	€ (3,211)	€ (41,102)	€ (1,172)	€ 15,141
Net income (loss)				(1,953)		(1,953)
Translation adjustment			(41)			(41)
Warrants and stock options granted		27				27
Capital increase	€ 12	196				208
Capital increase (Shares)	92,754
Ending Balance at Jun. 30, 2015	€ 3,294	€ 57,567	€ (3,252)	€ (43,055)	€ (1,172)	€ 13,383
Ending Balance (Shares) at Jun. 30, 2015	24,958,174